UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Trenchless Fund ETF
RVER (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Trenchless Fund ETF for the period of April 2, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.river1.us/rver. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trenchless Fund ETF	$53[1]	0.65%[2]
1	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
2	Expense Ratio is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The fund ended the year with strong performance and outperformed the S&P 500 per the chart below. By thoroughly understanding market structures, we positioned the portfolio to generate alpha for our shareholders.
WHAT FACTORS INFLUENCED PERFORMANCE
Passive investing has helped the top 7 equities become a very large percentage of the overall index. This dynamic can be troublesome, but we do own some of these equities, and benefited from this.
POSITIONING
At the end of the year, we adopted a more cautious approach by increasing our allocation to cash and cash equivalents. This strategy proved effective, allowing us to capitalize on opportunities as they arose. Our investment decisions are driven by fundamental research, ensuring that good companies at good prices are included in the portfolio.

Top Contributors
↑	Mobileye Global Inc., SoFi Technologies Inc., Hims & Hers Health Inc.

Top Detractors
↓	Bumble Inc., Humana Inc., Halliburton Co.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Trenchless Fund ETF	PAGE 1	TSR-AR-00777X546

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/02/2024)
Trenchless Fund ETF NAV	18.53
NASDAQ Composite Total Return Index	19.54
S&P 500 TR	14.13
Visit https://www.river1.us/rver for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$60,745,923
Number of Holdings	19
Portfolio Turnover	153%
Visit https://www.river1.us/rver for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2024)

Top Sectors	(%)
Communications	28.7%
Technology	21.1%
Consumer Discretionary	21.0%
Health Care	7.5%
Financials	3.7%
Cash & Other	18.0%

Top 10 Issuers	(%)
First American Government Obligations Fund	12.5%
Alphabet, Inc.	9.1%
Lyft, Inc.	6.4%
Amazon.com, Inc.	5.7%
iShares 20+ Year Treasury Bond ETF	5.5%
Microsoft Corp.	5.5%
DraftKings, Inc.	5.3%
Mobileye Global, Inc.	5.0%
Merck & Co., Inc.	5.0%
LVMH Moet Hennessy Louis Vuitton SE	4.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.river1.us/rver.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sound Capital Solutions LLC documents not be householded, please contact Sound Capital Solutions LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sound Capital Solutions LLC or your financial intermediary.
Trenchless Fund ETF	PAGE 2	TSR-AR-00777X546

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Trenchless Fund ETF
	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$14,500	N/A
(b) Audit-Related Fees	None	N/A
(c) Tax Fees	$3,000	N/A
(d) All Other Fees	None	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Trenchless Fund ETF
	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	$3,000	N/A
Registrant’s Investment Adviser	None	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee Russell Emery, Brian Ferrie and Wan-Chong Kung.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Trenchless Fund ETF
Annual Financial Statements
December 31, 2024

Trenchless Fund ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 82.0%
Consumer Discretionary Products - 10.0%
LVMH Moet Hennessy Louis Vuitton SE - ADR	22,964	$3,001,165
Mobileye Global, Inc. - Class A(a)	153,412	3,055,967
		6,057,132
Consumer Discretionary Services - 5.3%
DraftKings, Inc. - Class A(a)	87,019	3,237,107
Financial Services - 3.7%
Block, Inc.(a)	26,452	2,248,156
Health Care - 7.5%
GoodRx Holdings, Inc. - Class A(a)	326,208	1,516,867
Merck & Co., Inc.	30,511	3,035,234
		4,552,101
Media - 28.7%(b)
Alphabet, Inc. - Class A	29,116	5,511,659
Lyft, Inc. - Class A(a)	300,107	3,871,380
Maplebear, Inc.(a)	70,122	2,904,453
Pinterest, Inc. - Class A(a)	75,613	2,192,777
Snap, Inc. - Class A (a)	277,500	2,988,675
		17,468,944
Retail & Wholesale - Discretionary - 5.7%
Amazon.com, Inc.(a)	15,685	3,441,132
Software & Tech Services - 12.4%
Microsoft Corp.	7,862	3,313,833
Palo Alto Networks, Inc.(a)	11,320	2,059,787
Snowflake, Inc. - Class A(a)	13,923	2,149,851
		7,523,471
Tech Hardware & Semiconductors - 8.7%
NVIDIA Corp.	21,275	2,857,020
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	12,251	2,419,450
		5,276,470
TOTAL COMMON STOCKS (Cost $45,548,874)		49,804,513
EXCHANGE TRADED FUNDS - 5.5%
iShares 20+ Year Treasury Bond ETF	38,337	3,347,970
TOTAL EXCHANGE TRADED FUNDS (Cost $3,484,838)		3,347,970

	Shares	Value
SHORT-TERM INVESTMENTS - 12.5%
Money Market Funds - 12.5%
First American Government Obligations Fund - Class X, 4.56%(c)	7,568,947	$7,568,947
TOTAL SHORT-TERM INVESTMENTS (Cost $7,568,947)		7,568,947
TOTAL INVESTMENTS - 100.0% (Cost $56,602,659)		$60,721,430
Other Assets in Excess of Liabilities - 0.0%(d)		24,493
TOTAL NET ASSETS - 100.0%		$60,745,923

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
SE - Societas Europeae
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Trenchless Fund ETF
Statement of Assets and Liabilities
December 31, 2024

ASSETS:
Investments, at value	$60,721,430
Dividends receivable	32,255
Interest receivable	25,729
Dividend tax reclaims receivable	922
Total assets	60,780,336
LIABILITIES:
Payable to advisor	34,413
Total liabilities	34,413
NET ASSETS	$60,745,923
Net Assets Consists of:
Paid-in capital	$57,158,180
Total distributable earnings	3,587,743
Total net assets	$60,745,923
Net assets	$60,745,923
Shares issued and outstanding(a)	2,050,000
Net asset value per share	$29.63
Cost:
Investments, at cost	$56,602,659

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

Trenchless Fund ETF
Statement of Operations
For the Period* Ended December 31, 2024

INVESTMENT INCOME:
Dividend income	$138,331
Foreign withholding tax	(8,866)
Interest income	96,220
Total investment income	225,685
EXPENSES:
Investment advisory fee	230,838
Total expenses	230,838
Net investment loss	(5,153)
REALIZED AND UNREALIZED GAIN:
Net realized gain from:
Investments	(548,912)
In-kind redemptions	5,961,895
Net realized gain	5,412,983
Net change in unrealized appreciation on:
Investments	4,118,771
Net change in unrealized appreciation	4,118,771
Net realized and unrealized gain	9,531,754
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,526,601

*	Inception date of the Fund was April 2, 2024.
The accompanying notes are an integral part of these financial statements.

3

Trenchless Fund ETF
Statement of Changes in Net Assets

Period Ended December 31, 2024(a)
OPERATIONS:
Net investment loss	$(5,153)
Net realized gain	5,412,983
Net change in unrealized appreciation	4,118,771
Net increase in net assets from operations	9,526,601
CAPITAL TRANSACTIONS:
Subscriptions	79,865,885
Redemptions	(28,646,563)
Net increase in net assets from capital transactions	51,219,322
Net increase in net assets	60,745,923
NET ASSETS:
Beginning of the period	—
End of the period	$60,745,923
SHARES TRANSACTIONS
Subscriptions	3,140,000
Redemptions	(1,090,000)
Total increase in shares outstanding	2,050,000

(a)	Inception date of the Fund was April 2, 2024.
The accompanying notes are an integral part of these financial statements.

4

Trenchless Fund ETF
Financial Highlights

Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)(c)	(0.00)(d)
Net realized and unrealized gain on investments(e)	4.63
Total from investment operations	4.63
Net asset value, end of period	$29.63
Total return(f)
Net asset value(g)	18.53%
Market value(h)	18.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$60,746
Ratio of expenses to average net assets(i)(j)	0.65%
Ratio of net investment loss to average net assets(i)(j)	(0.01)%
Portfolio turnover rate(f)(k)	153%

(a)	Inception date of the Fund was April 2, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Amount represents less than $0.005 per share.
(e)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(f)	Not annualized for periods less than one year.
(g)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(h)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value returns may vary from net asset value returns.

(i)	Annualized for periods less than one year.
(j)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(k)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

5

Trenchless Fund ETF
Notes to Financial Statements
December 31, 2024
Note 1 – Organization
Trenchless Fund ETF (the “Fund”) is a non-diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Sound Capital Solutions LLC (the “Advisor”) serves as the investment manager to the Fund, and River1 Asset Management, LLC (“River1” or the “Sub-Advisor”) serves as sub-advisor. The inception date of the Fund was April 2, 2024. The investment objective of the Fund seeks capital appreciation.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 10,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe and/or cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the Fund’s custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statement of Changes in Net Assets.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(a)
Securities Valuation – The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Advisor as the valuation designee of the Fund. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable.

6

Trenchless Fund ETF
Notes to Financial Statements
December 31, 2024(Continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$49,804,513	$ —	$ —	$49,804,513
Exchange Traded Funds	3,347,970	—	—	3,347,970
Money Market Funds	7,568,947	—	—	7,568,947
Total Investments	$60,721,430	$—	$—	$60,721,430

See the Schedule of Investments for further detail of investment classifications.
(b)
Securities Transactions and Investment Income – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(c)
Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

7

Trenchless Fund ETF
Notes to Financial Statements
December 31, 2024(Continued)
Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended December 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Note 3 – Investment Management Agreement and Other Related Party Transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.65%. Additionally, the Advisor is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. The Advisor pays any Trust-level expenses allocated to the Fund.
Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for implementing the investment strategy of the Fund subject to the instruction and oversight of the Advisor. The Sub-Advisor is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets. The Sub-Advisor has agreed to assume the Advisor’s obligation to pay substantially all expenses of the Fund as described in the paragraph above.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.
Note 4 – Investment Transactions
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended December 31, 2024, were as follows:

Purchases	$73,546,156
Sales	$71,962,834

Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended December 31, 2024, were as follows:

Purchases In-Kind	$70,842,646
Sales In-Kind	$28,805,239

8

Trenchless Fund ETF
Notes to Financial Statements
December 31, 2024(Continued)
Note 5 – Federal Income Tax Information
The Fund made no distributions during the period ended December 31, 2024.
At December 31, 2024, the components of accumulated earnings for income tax purposes were as follows:

Tax Cost of Investments	$56,993,649
Unrealized Appreciation	5,207,042
Unrealized Depreciation	(1,479,261)
Net Unrealized Appreciation on Investments	3,727,781
Other Accumulated Gain/(Loss)	(140,038)
Total Distributable Earnings	$3,587,743

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended December 31, 2024, permanent differences in book and tax accounting have been reclassified to capital, and distributable earnings as follows:

Distributable Earnings	Paid In Capital
$(5,938,858)	$5,938,858

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of December 31, 2024, the Fund had no late-year or post-October losses.
At December 31, 2024, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$(140,038)	$ —	$(140,038)

Note 6 – Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 7 – New Accounting Pronouncement
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by

9

Trenchless Fund ETF
Notes to Financial Statements
December 31, 2024(Continued)
requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no impact for the Fund.
Note 8 – Subsequent Events
Management has evaluated events and transactions that occurred subsequent to December 31, 2024, through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.
NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
Non-Diversification Risk. A non-diversified fund under the federal securities laws may hold a significant percentage of its assets in the securities of relatively fewer companies or even one company; therefore, events affecting those companies have a greater impact on the Fund than on a diversified fund.
Market Risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors.

10

TRENCHLESS FUND ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Trenchless Fund ETF and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Trenchless Fund ETF (the “Fund”), a series of Advisor Managed Portfolios (the “Fund”), as of December 31, 2024, the related statements of operations and changes in net assets and the financial highlights for the period April 2, 2024 (commencement of operations) through December 31, 2024, and the related notes, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations, the changes in net assets, and the financial highlights for the period April 2, 2024 (commencement of operations) through December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2025

11

Trenchless Fund ETF
Additional Information
December 31, 2024 (Unaudited)
Tax Information
For the period ended December 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2024 was 0%.
The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.
Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

12

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	3/10/2025

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	3/10/2025